CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Jan. 01, 2020 CNY (¥)
Accrued expenses and other current liabilities	¥ 392,293	$ 61,559		¥ 539,787
Deferred revenue and customer advances, current	243,878	38,270	¥ 596,307	596,307		¥ 243,521
Operating lease liabilities, current	46,885	7,357		69,409
Deferred revenue and customer advances, non-current | ¥				1,982
Operating lease liabilities, non-current	¥ 100,329	$ 15,744		¥ 118,107
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	1,300,000,000	1,300,000,000		1,300,000,000
Common stock, shares issued | shares	421,729,902	421,729,902		449,578,517
Common stock, shares outstanding | shares	421,729,902	421,729,902		449,578,517
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	100,000,000	100,000,000		100,000,000
Common stock, shares issued | shares	58,453,168	58,453,168		58,453,168
Common stock, shares outstanding | shares	58,453,168	58,453,168		58,453,168
VIEs
Accrued expenses and other current liabilities | ¥	¥ 93,115			¥ 213,481
Deferred revenue and customer advances, current | ¥	239,267			571,827
Operating lease liabilities, current | ¥	29,113			46,835
Deferred revenue and customer advances, non-current | ¥				1,982
Operating lease liabilities, non-current | ¥	¥ 57,906			¥ 56,427